Events after the reporting period (Details)	1 Months Ended	2 Months Ended		10 Months Ended
	Jan. 31, 2025 USD ($) miner	Feb. 13, 2025 USD ($)	Nov. 25, 2024 USD ($) miner	Jan. 21, 2025 USD ($) shares	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($) miner	Jun. 30, 2024 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Assets held for sale					$ 2,952,000	$ 10,696,000	$ 0
Number of miners | miner						54,080
Number of shares sold under previous ATM | shares				133,471,339
Total proceeds under previous ATM				$ 993,294,000
Subsequent events
Disclosure of non-adjusting events after reporting period [line items]
New ATM capacity				$ 1,000,000,000
Number or miners S21 T21 swap		9,025
Subsequent events | At-the-Market Offerings
Disclosure of non-adjusting events after reporting period [line items]
Shares issued under the ATM Facility			$ 51,941,000
Subsequent events | Mining Assets, S19jPro
Disclosure of non-adjusting events after reporting period [line items]
Number of miners classified as held for sale | miner	6,300		6,300
Assets held for sale	$ 1,502,000
Number of miners | miner	6,000
Major purchases of assets [member]
Disclosure of non-adjusting events after reporting period [line items]
S21 Pro - Option exercised		48,030
S21 XP - Option exercised		30,000
S21 Pros capacity - Option exercised		11.2
S21 XP capacity - Option exercised		8.1
Bitmain contract - Option exercised		$ 411,350,000
S21 XP upgrade capacity		2.4
S21 XP upgrade		$ 35,840,000